Leases - Summary of Movements in Leased Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	€ 22,690
Depreciation charge for the year	6,325	€ 6,202	€ 5,956
Right of Use assets, Ending balance	19,289	22,690
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	38,408	35,992
Additions	2,925	3,111
Disposals	(747)	(1,655)
Exchange rate differences	644	960
Right of Use assets, Ending balance	41,230	38,408	35,992
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	15,718	(10,612)
Depreciation charge for the year	6,324	6,202
Disposals	(218)	(1,337)
Exchange rate differences	117	241
Right of Use assets, Ending balance	21,941	15,718	(10,612)
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	12,927
Right of Use assets, Ending balance	11,843	12,927
Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	18,966	17,969
Additions	1,554	1,549
Disposals	(610)	(1,437)
Exchange rate differences	608	885
Right of Use assets, Ending balance	20,518	18,966	17,969
Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	6,039	(4,561)
Depreciation charge for the year	2,658	2,579
Disposals	(131)	(1,308)
Exchange rate differences	109	207
Right of Use assets, Ending balance	8,675	6,039	(4,561)
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	4,890
Right of Use assets, Ending balance	3,354	4,890
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	8,795	8,691
Additions		278
Disposals		(199)
Exchange rate differences	20	25
Right of Use assets, Ending balance	8,815	8,795	8,691
Plant and Machinery | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	3,905	(2,382)
Depreciation charge for the year	1,553	1,546
Disposals		(26)
Exchange rate differences	3	3
Right of Use assets, Ending balance	5,461	3,905	(2,382)
Industrial Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	143
Right of Use assets, Ending balance	72	143
Industrial Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	346	330
Additions		16
Right of Use assets, Ending balance	346	346	330
Industrial Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	202	(131)
Depreciation charge for the year	72	71
Right of Use assets, Ending balance	274	202	(131)
Other Tangible Assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	4,729
Right of Use assets, Ending balance	4,020	4,729
Other Tangible Assets | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	10,301	9,002
Additions	1,371	1,268
Disposals	(137)	(19)
Exchange rate differences	16	50
Right of Use assets, Ending balance	11,551	10,301	9,002
Other Tangible Assets | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	5,572	(3,538)
Depreciation charge for the year	2,041	2,006
Disposals	(87)	(3)
Exchange rate differences	5	31
Right of Use assets, Ending balance	€ 7,531	€ 5,572	€ (3,538)